Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company evaluates segment reporting in accordance with the FASB Accounting Standards Codification Topic 280, Segment Reporting, each reporting period, including evaluating the reporting package reviewed by the Chief Executive Officer and Chief Financial Officer.

	Three-Months Ending		Six-Months Ending
Revenue	Q2 2020	Q2 2019	Q2 2020	Q2 2019
Beverages	412,729	42,775	524,732	48,105
Medical Devices	199,579	—	199,579	—

Total Revenues	612,308	42,775	724,311	48,105

Total assets	June 2020	December 2019
Beverages	1,172,224	605,314
Medical Devices	9,763,660	—

Total Assets	10,935,884